Employee Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Before tax basis amount in accumulated other comprehensive loss.
Total recognized	$ 3,792	$ 3,446
Other Benefits
Before tax basis amount in accumulated other comprehensive loss.
Net actuarial loss	(266)	(392)
Prior service (credit) costs	(89)	(115)
Total recognized	(355)	(507)
U.S. | Pension Benefits
Before tax basis amount in accumulated other comprehensive loss.
Net actuarial loss	3,161	3,147
Prior service (credit) costs	37	40
Total recognized	3,198	3,187
Int'l. | Pension Benefits
Before tax basis amount in accumulated other comprehensive loss.
Net actuarial loss	823	659
Prior service (credit) costs	126	107
Total recognized	$ 949	$ 766